LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	May 31, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
LONG-TERM INVESTMENTS
Less: impairment								¥ (37,775)
Foreign currency translation adjustment								(968)
Available-for-sales debt security investment								3,114	¥ 41,179
Equity method investments						¥ 276,762		269,822	238,648
Measurement alternative method investments									70,055
Total long-term investments						276,762		272,936	349,882		$ 39,086
Consideration for available-for-sale debt security investment									189,450	¥ 152,723
Consideration for equity method investments									189,450	152,723
Payments to Acquire Long-term Investments									189,450	¥ 152,723
Gains from disposal of long-term investment, net								28,257
Residual Profit Distribution Receivable Amount						3,100
Residual profit distribution received						2,700
Orange Inc.
LONG-TERM INVESTMENTS
Cost								41,857	41,179
Consideration for available-for-sale debt security investment					¥ 6,000
Percentage of ownership in available-for-sale debt security investment					10.26%
Accumulated other than temporary impairment								38,700				$ 5,600
Consideration for equity method investments					¥ 6,000
Payments to Acquire Long-term Investments					¥ 6,000
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Equity method investments						270,696		263,792	236,642
Consideration for available-for-sale debt security investment				¥ 233,000
Percentage of ownership in equity method investments				19.00%
Consideration for equity method investments				¥ 233,000
Dividends received from equity method investment								4,400
Payments to Acquire Long-term Investments				¥ 233,000
Beijing Gangjian Shoubao Cultural Media Center LLP
LONG-TERM INVESTMENTS
Equity method investments						4,500		4,500
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Equity method investments						¥ 1,566		¥ 1,530	2,006
Consideration for available-for-sale debt security investment			¥ 3,000
Percentage of ownership in equity method investments			40.00%
Consideration for equity method investments			¥ 3,000
Payments to Acquire Long-term Investments			¥ 3,000
ClearVue Pony Holdings Limited. ("ClearVue Pony")
LONG-TERM INVESTMENTS
Measurement alternative method investments									68,632
Consideration for available-for-sale debt security investment | $							$ 10,000
Consideration for equity method investments | $							10,000
Percentage of ownership in cost method investments						23.80%					23.80%
Payments to Acquire Long-term Investments | $							$ 10,000
Cash consideration for disposal of investment | $		$ 16,000
Gains from disposal of long-term investment, net	¥ 29,500	$ 4,300
Bai'an Online Property Insurance Co., Ltd. ("Bai'an")
LONG-TERM INVESTMENTS
Measurement alternative method investments									¥ 1,423
Cash consideration for disposal of investment	200
Gains from disposal of long-term investment, net	¥ 1,200